Note 11 - Commitments and Contingencies	3 Months Ended
Jan. 31, 2022
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]

11.         Commitments and contingencies:

The amount of credit related commitments represents the maximum amount of additional credit that the Bank could be obligated to extend.

(thousands of Canadian dollars)
	January 31	October 31	January 31
	2022	2021	2021

Loan commitments	$315,764	$296,248	$270,687
Letters of credit	51,131	46,462	48,290

	$366,895	$342,710	$318,977